STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2022	Apr. 30, 2022
STOCK BASED COMPENSATION
Schedule of Stock Option Activity
	Stock Options Outstanding
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Options	Price	Life (Years)	Value
Outstanding, April 30, 2022	1,200,000	$0.05	2.21	$-
Outstanding, October 31, 2022	1,200,000	$0.05	1.70	$-
Exercisable, October 31, 2022	1,200,000	$0.05	1.70	$-

	Stock Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Life (Years)	Value

Outstanding, April 30, 2021	1,200,000	$0.05	3.21	$-
Outstanding, April 30, 2022	1,200,000	$0.05	2.21	$-
Exercisable, April 30, 2022	1,200,000	$0.05	2.21	$-

Schedule of Fair Value Assumptions Used to Value Stock Options
Stock Price	$0.0028
Exercise Price	$0.03
Expected Remaining Term	3 years
Volatility	234%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.74%
Stock Price	$0.0016 to 0.00165
Exercise Price	$0.003
Expected Remaining Term	5 years
Volatility	323%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	2.88 to 2.96%

Stock Price	$0.0125
Exercise Price	$0.070
Expected Remaining Term	2.68 years
Volatility	302%
Annual Rate of Quarterly Dividends	0.00%
Risk Free Interest Rate	0.01%

Schedule of Warrant Activity
	Stock Warrants Outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Life (Years)	Value

Outstanding, April 30, 2021	1,500,000	$0.021	1.02	$-
Granted May 19, 2021	8,150,000	$0.07	2.72	$-
Granted November 24, 2021	25,540,000	$0.021	4.48	$-
Granted April 18, 2022	27,780,000	$0.021	3.82	$-
Outstanding, April 30, 2022	62,970,000	$0.027	3.85	$-
Exercisable, April 30, 2022	62,970,000	$0.027	3.85	$-

Schedule of stock warrant activity
	Stock Warrants Outstanding
	Number of	Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
	Warrants	Price	Life (Years)	Value#

Outstanding, April 30, 2022	62,970,000	$0.027	3.85	$-
Expired	(1,500,000)	$-	-	$-
Issued	271,874,666	$0.0058	2.45	$38,500
Adjustment from total ratchet provision July 29, 2022	394,640,634	$0.0058	-	-
Exercised	(167,730,445)	-	-	-
Adjustment from total ratchet provision September 15, 2022	2,207,051,125	$0.0007	-	-
Outstanding, October 31, 2022	2,767,305,980	$0.001	3.82	$1,295,995
Exercisable, October 31, 2022	2,767,305,980	$0.001	3.82	$1,295,995